EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 15. EARNINGS PER SHARE

The following table sets forth the computation of the Company’s basic and diluted net income (loss) per share attributable to common stockholders for the three and nine months periods ended September 30, 2025:

	Three Months Ended	Nine Months Ended
	September 30, 2025	September 30, 2025
Basic earnings per share:
Net income (loss)	$(12,514,966)	$90,285,942
Weighted-average common shares outstanding	149,525,002	131,104,043
Basic earnings per share	$(0.08)	$0.69
Diluted earnings per share:
Net income	$(12,514,966)	$90,285,942
Weighted-average common shares outstanding	149,525,002	131,104,043
Dilutive effect of common share equivalents	-	-
Weighted-average common shares outstanding, assuming dilution	149,525,002	131,104,043
Diluted earnings per share	$(0.08)	$0.69

The following table presents the potential common shares outstanding that were excluded from the computation of diluted net earnings per share of common stock as of the periods presented because including them would have been anti-dilutive:

	Three Months Ended	Nine Months Ended
	September 30, 2025	September 30, 2025
Common stock warrants	17,900,000	17,900,000
RSUs issued and outstanding	3,664,957	3,664,957
Total potential common shares excluded from diluted net earnings per share	21,564,957	21,564,957